SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Puren
Principles of consolidation
Ownership interest in joint venture	65.00%	65.00%
Fairbanks Gold Mining, Inc.
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
KBM
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
CMM
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
MDO
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
Echo Bay Minerals Company
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
Chukotka Mining and Geological Company
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
Northern Gold LLC
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
Tasiast Mauritanie Ltd. S.A.
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
Chirano Gold Mines Ltd.
Principles of consolidation
Ownership interest in subsidiary	90.00%	90.00%
Chirano Gold Mines Ltd. | Ghana
Principles of consolidation
Ownership interest non controlling interest	10.00%	10.00%
KGBM
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%
Round Mountain Gold Corporation/KG Mining (Round Mountain) Inc.
Principles of consolidation
Ownership interest in subsidiary	100.00%	100.00%